Other Payables and Accrued Expenses - Schedule of Other Payable and Accrued Expenses (Details) (Parenthetical) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Accrued and unpaid VAT tax payable	$ 3,700,000	$ 3,200,000